Financial Instruments - Financial Liabilities by Maturity (Details) - Financial liabilities measured at fair value through profit or loss - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	¥ 78,182	¥ 35,942
Bonds
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	3,196,365	172,889
Contract amount	3,790,239	179,567
Bonds | Within a year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	507,158	2,050
Bonds | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	572,336	61,824
Bonds | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	625,401	61,429
Bonds | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	358,700	54,264
Bonds | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	490,302	0
Bonds | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	1,236,342	0
Long-term loans
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	2,554,586	812,773
Contract amount	2,780,332	872,738
Long-term loans | Within a year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	603,589	5,556
Long-term loans | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	152,453	66,611
Long-term loans | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	75,627	76,879
Long-term loans | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	190,754	6,881
Long-term loans | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	787,720	81,882
Long-term loans | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	970,189	634,929
Trade and Other Payables
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	327,394	240,259
Contract amount	327,394	240,259
Trade and Other Payables | Within a year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	327,394	240,259
Trade and Other Payables | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Trade and Other Payables | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Finance leases
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	179,411	53,149
Contract amount	333,133	99,161
Finance leases | Within a year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	6,925	4,808
Finance leases | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	8,996	5,410
Finance leases | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	9,360	3,495
Finance leases | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	9,575	2,709
Finance leases | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	9,807	2,721
Finance leases | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	288,470	80,018
Derivative liabilities
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	8,745	8,871
Contract amount	7,106	6,364
Derivative liabilities | Within a year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	7,246	5,639
Derivative liabilities | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(301)	40
Derivative liabilities | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	161	(336)
Derivative liabilities | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	1,021
Derivative liabilities | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Derivative liabilities | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	0	0
Derivative assets
Disclosure of maturity analysis for financial liabilities [Line Items]
Carrying amount	(8,315)	(3,289)
Contract amount	(30,902)	(33,590)
Derivative assets | Within a year
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(8,090)	(3,049)
Derivative assets | Between one and two years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(2,983)	(3,383)
Derivative assets | Between two and three years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(2,576)	(3,729)
Derivative assets | Between three and four years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(2,633)	(3,698)
Derivative assets | Between four and five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	(2,816)	(3,699)
Derivative assets | More than five years
Disclosure of maturity analysis for financial liabilities [Line Items]
Contract amount	¥ (11,804)	¥ (16,032)